UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21472

Arden Sage Triton Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

Arden Sage Triton Fund, L.L.C. (the “Fund”) invests substantially all of its assets in Arden Sage Multi-Strategy Master Fund, L.L.C. (the “Master Fund”). As of December 31, 2013, the Fund owned 18.4% of the Master Fund. The Master Fund’s consolidated schedule of investments in Portfolio Funds is listed below.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

December 31, 2013

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Equity - Event:
BHR Master Fund, Ltd.	$3,114,841	$4,365,493	4.30%	Quarterly
Corvex Partners, L.P.	6,000,000	6,692,784	6.58	Quarterly
Jana Partners Qualified, L.P.	4,244,270	4,770,196	4.69	Quarterly
Third Point Offshore Fund, Ltd.	6,023,002	6,883,512	6.77	Quarterly
York European Opportunities Fund, L.P.	4,345,936	4,651,157	4.58	Quarterly

Total Equity - Event	23,728,049	27,363,142	26.92

Equity (Long/Short) - Variable Exposure:
DSAM Long Short Equity Fund LP	2,500,000	2,751,973	2.71	Monthly
JHL Capital Group Fund Ltd.	225,650	286,564	0.28	Quarterly
Lakewood Capital Partners, L.P.	6,354,452	8,585,562	8.45	Quarterly
Newbrook Capital Partners L.P.	7,523,683	8,632,660	8.49	Quarterly

Total Equity (Long/Short) - Variable Exposure	16,603,785	20,256,759	19.93

Multi - Event Driven:
Elliott International, Ltd.	3,425,556	4,557,958	4.49	Quarterly
Eton Park Fund, L.P.	226,666	289,058	0.28	Annually
Eton Park Overseas Ltd.	468,483	486,455	0.48	Annually
Fir Tree Value Fund, L.P.	4,391,189	6,472,586	6.37	Quarterly

Total Multi - Event Driven	8,511,894	11,806,057	11.62

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund, Ltd.	3,016,496	3,987,944	3.93	Monthly
Visium Global Fund, LP	4,500,000	4,678,003	4.60	Monthly

Total Equity (Market Neutral) - Fundamental/Trading	7,516,496	8,665,947	8.53

Equity (Long/Short) - Sector/Region:
Chilton QP European Partners, L.P.	4,500,000	4,579,458	4.51	Monthly
Criterion Horizons Fund, L.P.	2,965,381	3,843,365	3.78	Monthly

Total Equity (Long/Short) - Sector/Region	7,465,381	8,422,823	8.29

Credit - Event:
Redwood Offshore Fund, Ltd.	3,939,984	6,413,689	6.31	Biennially

Equity (Market Neutral) - Quantitative:
OxAM Quant Fund (International) Ltd.	5,445,069	5,379,211	5.29	Monthly

Total Portfolio Funds	73,210,658	88,307,628	86.89

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2013

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	$2,129,683	$2,129,683	2.09%	Daily

Total Investments(1)	$75,340,341	$90,437,311	88.98%

*	Percentages are based on Members’ Capital at the end of the period of $101,632,735.
**	Liquidity terms shown apply after initial lock-up provisions.
(1)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent semi-annual financial statements.

All Portfolio Funds are non-income producing.

At December 31, 2013, the aggregate cost of investments for tax purposes was $73,210,658. Net unrealized appreciation on investments for tax purposes was $15,096,970 consisting of $15,162,828 of gross unrealized appreciation and ($65,858) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 86.89% of Members’ Capital have been fair valued.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2013

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of December 31, 2013:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity - Event	$-	$9,421,353	$17,941,789	$27,363,142
Equity (Long/Short) - Variable Exposure	-	19,970,195	286,564	20,256,759
Multi - Event Driven	-	4,557,958	7,248,099	11,806,057
Equity (Market Neutral) - Fundamental/Trading	-	4,678,003	3,987,944	8,665,947
Equity (Long/Short) - Sector/Region	-	8,422,823	-	8,422,823
Credit - Event	-	-	6,413,689	6,413,689
Equity (Market Neutral) - Quantitative	-	-	5,379,211	5,379,211

Total investments by investment strategy	$-	$47,050,332	$41,257,296	$88,307,628

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/13	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/13
Equity - Event	$12,173,275	$1,831,702	$579,897	$12,500,000	$(9,143,085)	$-	$-	$17,941,789
Equity (Long/Short) - Variable Exposure	4,888,981	985,157	(536,674)	-	(5,050,900)	-	-	286,564
Multi - Event Driven	12,548,449	1,161,413	(310,279)	-	(8,066,112)	6,472,586	(4,557,958)	7,248,099
Equity (Market Neutral) - Fundamental/Trading	15,475,301	2,333,288	(1,222,603)	-	(12,598,042)	-	-	3,987,944
Equity (Long/Short) - Sector/Region	3,318,620	410,396	47,979	-	(3,776,995)	-	-	-
Credit - Event	12,186,569	2,420,374	(1,278,941)	-	(6,914,313)	-	-	6,413,689
Equity (Market Neutral) - Quantitative	6,799,650	(54,926)	(365,508)	-	(1,000,005)	-	-	5,379,211
Stressed / Distressed Credit	6,686,890	2,268,332	(1,838,482)	-	(7,116,740)	-	-	-
Convertible Arbitrage	1,939,700	145,846	(95,908)	-	(1,989,638)	-	-	-

Total	$76,017,435	$11,501,582	$ (5,020,519)	$12,500,000	$ (55,655,830)	$ 6,472,586	$ (4,557,958)	$41,257,296

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

December 31, 2013

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 12/31/2013

Equity - Event	$1,124,058
Equity (Long/Short) - Variable Exposure	(536,674)
Multi - Event Driven	351,264
Equity (Market Neutral) - Fundamental/Trading	(625,759)
Credit - Event	(1,278,941)
Equity (Market Neutral) - Quantitative	(365,508)

Total	$(1,331,560)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. As included in the table above, there was a transfer of $6,472,586 into Level 3 from Level 2 during the period ended December 31, 2013, due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. There was a transfer of $4,557,958 into Level 2 from Level 3 during the period ended December 31, 2013. Transfers out of Level 3 represent Portfolio Funds for which the Master Fund now has the ability to redeem as of the measurement date, or within 90 days of the measurement date. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2013.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent semi-annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Triton Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 24, 2014

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: February 24, 2014

*	Print the name and title of each signing officer under his or her signature.